Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment, Net [Abstract]
Schedule of property and equipment, net
	December 31, 2021	December 31, 2020
Transportation equipment	$663,424	$505,423
Office equipment	85,565	258,420
Electronic equipment	84,126	375,991
Leasehold improvements	417,092	388,792
Subtotal	1,250,207	1,528,626
Less: accumulated depreciation and amortization	(786,051)	(872,983)
Property, plant and equipment, net	$464,156	$665,643